Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
July 31, 2025
SMR-NPRT1-0925
1.804843.121
Common Stocks - 97.8%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	477,700	5,135,275
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Aspen Insurance Holdings Ltd (a)	149,200	4,713,228
CANADA - 0.7%
Energy - 0.3%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	1,267,000	6,629,438
Utilities - 0.4%
Gas Utilities - 0.4%
Brookfield Infrastructure Corp (United States)	251,463	9,817,116
TOTAL CANADA		16,446,554
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (a)(b)	71,435	1,590,857
PUERTO RICO - 1.5%
Financials - 1.5%
Financial Services - 1.5%
EVERTEC Inc	930,613	33,641,660
THAILAND - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Fabrinet (a)	125,700	40,692,861
UNITED STATES - 93.4%
Consumer Discretionary - 12.2%
Diversified Consumer Services - 4.0%
Adtalem Global Education Inc (a)	50,182	5,734,297
Carriage Services Inc	381,569	17,140,079
Laureate Education Inc (a)	3,081,803	69,648,749
		92,523,125
Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory Inc/The	45,700	2,920,687
Household Durables - 2.8%
Cavco Industries Inc (a)	35,963	14,517,184
Installed Building Products Inc	55,514	11,229,927
KB Home	174,700	9,653,922
TopBuild Corp (a)	39,000	14,446,770
Tri Pointe Homes Inc (a)	460,900	14,195,720
		64,043,523
Specialty Retail - 2.8%
Abercrombie & Fitch Co Class A (a)	36,400	3,495,127
Academy Sports & Outdoors Inc (b)	865,896	43,978,858
American Eagle Outfitters Inc	764,497	8,256,568
Caleres Inc (b)	404,600	5,555,158
Signet Jewelers Ltd	57,100	4,516,610
		65,802,321
Textiles, Apparel & Luxury Goods - 2.5%
Crocs Inc (a)	478,832	47,753,916
Steven Madden Ltd	388,430	9,324,262
		57,078,178
TOTAL CONSUMER DISCRETIONARY		282,367,834

Consumer Staples - 3.8%
Beverages - 0.1%
Primo Brands Corp Class A	117,212	3,236,223
Consumer Staples Distribution & Retail - 3.5%
Grocery Outlet Holding Corp (a)(b)	929,000	12,234,930
Performance Food Group Co (a)	673,005	67,569,702
Village Super Market Inc Class A	13,800	474,720
		80,279,352
Food Products - 0.2%
Simply Good Foods Co/The (a)	126,200	3,844,052
TOTAL CONSUMER STAPLES		87,359,627

Energy - 3.2%
Energy Equipment & Services - 0.6%
Cactus Inc Class A	221,359	9,365,699
Flowco Holdings Inc Class A	79,000	1,477,300
Solaris Energy Infrastructure Inc Class A	126,800	4,142,556
		14,985,555
Oil, Gas & Consumable Fuels - 2.6%
Chord Energy Corp	163,100	17,994,823
Gulfport Energy Corp (a)	25,600	4,457,728
Northern Oil & Gas Inc (b)	447,483	12,601,121
Ovintiv Inc	610,500	25,140,391
		60,194,063
TOTAL ENERGY		75,179,618

Financials - 24.5%
Banks - 10.4%
BankUnited Inc (b)	589,237	21,489,473
Cadence Bank	326,596	11,381,871
Eastern Bankshares Inc	704,588	10,885,885
FNB Corp/PA	2,282,241	34,963,932
Hancock Whitney Corp	162,200	9,686,584
Hanmi Financial Corp	728,520	16,617,541
Old National Bancorp/IN	2,630,700	55,534,077
UMB Financial Corp	180,178	19,817,778
Webster Financial Corp	951,461	54,851,727
Wintrust Financial Corp	47,357	6,060,749
		241,289,617
Capital Markets - 2.3%
Stifel Financial Corp	461,942	52,716,821
Consumer Finance - 2.8%
FirstCash Holdings Inc	264,213	35,216,951
SLM Corp	929,900	29,570,820
		64,787,771
Financial Services - 1.9%
HA Sustainable Infrastructure Capital Inc	369,410	9,593,578
Voya Financial Inc	253,400	17,738,000
WEX Inc (a)	102,100	17,324,328
		44,655,906
Insurance - 7.1%
Assurant Inc	118,840	22,258,732
Axis Capital Holdings Ltd	256,300	24,051,192
Baldwin Insurance Group Inc/The Class A (a)	551,709	20,324,960
First American Financial Corp	283,872	17,046,514
Primerica Inc	175,305	46,566,267
Reinsurance Group of America Inc	88,700	17,070,315
Selective Insurance Group Inc	218,563	17,041,356
		164,359,336
TOTAL FINANCIALS		567,809,451

Health Care - 8.7%
Biotechnology - 2.1%
Astria Therapeutics Inc (a)	190,315	1,316,980
Celldex Therapeutics Inc (a)	355,384	7,811,340
CG oncology Inc (a)	79,700	2,127,193
Cytokinetics Inc (a)	362,600	13,648,265
Day One Biopharmaceuticals Inc (a)	160,700	1,078,297
Disc Medicine Inc (a)	35,100	2,097,576
Janux Therapeutics Inc (a)	2,400	57,636
Nurix Therapeutics Inc (a)	110,100	1,239,726
Perspective Therapeutics Inc (a)	205,266	788,221
Soleno Therapeutics Inc (a)	96,500	8,344,355
Travere Therapeutics Inc (a)	136,800	2,113,560
Upstream Bio Inc	66,400	1,016,584
Vaxcyte Inc (a)	168,500	5,720,575
Viridian Therapeutics Inc (a)	77,000	1,349,040
		48,709,348
Health Care Equipment & Supplies - 2.5%
Haemonetics Corp (a)	228,201	16,896,002
Lantheus Holdings Inc (a)(b)	592,400	42,172,956
		59,068,958
Health Care Providers & Services - 3.4%
Addus HomeCare Corp (a)	70,600	7,538,668
BrightSpring Health Services Inc (a)	51,142	1,056,082
Ensign Group Inc/The	96,976	14,546,400
Option Care Health Inc (a)	438,693	12,875,640
PACS Group Inc (a)	333,900	3,692,934
Pennant Group Inc/The (a)	250,577	5,555,292
Progyny Inc (a)	494,820	11,633,218
Tenet Healthcare Corp (a)	124,600	20,095,488
		76,993,722
Pharmaceuticals - 0.7%
Elanco Animal Health Inc (a)	1,214,600	16,615,728
Enliven Therapeutics Inc (a)	4,200	79,002
		16,694,730
TOTAL HEALTH CARE		201,466,758

Industrials - 24.7%
Aerospace & Defense - 1.0%
V2X Inc (a)	474,228	22,468,923
Building Products - 2.3%
AZZ Inc	59,202	6,482,619
Gibraltar Industries Inc (a)	321,215	21,209,826
Tecnoglass Inc	335,586	26,185,776
		53,878,221
Commercial Services & Supplies - 3.5%
Brady Corp Class A	609,101	42,984,258
Brink's Co/The	437,349	38,198,061
		81,182,319
Construction & Engineering - 3.5%
IES Holdings Inc (a)	210,885	74,457,167
Valmont Industries Inc	16,700	6,077,965
		80,535,132
Electrical Equipment - 0.4%
Regal Rexnord Corp	63,600	9,723,168
Ground Transportation - 0.3%
ArcBest Corp	76,969	5,628,743
Proficient Auto Logistics Inc (a)	97,716	675,217
Universal Logistics Holdings Inc	43,701	1,045,765
		7,349,725
Machinery - 2.4%
Blue Bird Corp (a)	54,351	2,434,381
Hillman Solutions Corp Class A (a)	1,112,108	8,774,532
JBT Marel Corp	53,300	7,344,740
Mueller Industries Inc	219,000	18,696,030
Mueller Water Products Inc Class A1	159,796	3,956,549
REV Group Inc	297,521	14,742,166
		55,948,398
Professional Services - 10.1%
Cbiz Inc (a)	254,293	15,542,388
ExlService Holdings Inc (a)	579,100	25,150,313
Genpact Ltd	2,306,912	101,619,474
KBR Inc	724,690	33,872,011
Kforce Inc	399,095	13,908,460
Maximus Inc	562,608	41,554,227
		231,646,873
Trading Companies & Distributors - 1.2%
DXP Enterprises Inc/TX (a)	199,147	22,555,390
Rush Enterprises Inc Class A	113,696	6,155,501
		28,710,891
TOTAL INDUSTRIALS		571,443,650

Information Technology - 12.3%
Communications Equipment - 0.3%
Ciena Corp (a)	55,789	5,179,451
Lumentum Holdings Inc (a)	21,635	2,381,580
		7,561,031
Electronic Equipment, Instruments & Components - 6.7%
Bel Fuse Inc Class B	13,282	1,727,191
Belden Inc	159,800	19,759,270
ePlus Inc (a)	213,927	13,858,191
Insight Enterprises Inc (a)	435,294	51,617,163
Napco Security Technologies Inc	132,500	4,045,225
PAR Technology Corp (a)	32,700	1,987,506
Sanmina Corp (a)	377,109	43,759,728
TD SYNNEX Corp	125,500	18,120,945
		154,875,219
IT Services - 2.5%
ASGN Inc (a)	768,947	38,555,003
Kyndryl Holdings Inc (a)	520,500	19,659,285
		58,214,288
Semiconductors & Semiconductor Equipment - 1.5%
Diodes Inc (a)	276,181	13,635,056
MKS Inc	79,172	7,535,591
Penguin Solutions Inc (a)(b)	553,919	13,055,871
		34,226,518
Software - 1.3%
Core Scientific Inc (a)(b)	287,500	3,892,750
Intapp Inc (a)	41,067	1,644,733
SPS Commerce Inc (a)	70,700	7,696,756
Varonis Systems Inc (a)	114,500	6,392,535
Weave Communications Inc (a)	925,498	6,756,135
Workiva Inc Class A (a)	45,900	2,929,797
		29,312,706
TOTAL INFORMATION TECHNOLOGY		284,189,762

Materials - 2.7%
Chemicals - 1.0%
Hawkins Inc	22,817	3,725,560
Minerals Technologies Inc	271,000	15,758,650
Perimeter Solutions Inc	246,375	3,974,029
		23,458,239
Construction Materials - 1.1%
Eagle Materials Inc	86,800	19,468,372
Knife River Corp (a)	63,100	5,204,488
		24,672,860
Metals & Mining - 0.1%
Constellium SE (a)	199,212	2,731,196
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	139,500	12,612,195
TOTAL MATERIALS		63,474,490

Real Estate - 0.9%
Specialized REITs - 0.9%
Outfront Media Inc	1,221,821	21,418,522
Utilities - 0.4%
Gas Utilities - 0.4%
UGI Corp	270,144	9,773,810
TOTAL UNITED STATES		2,164,483,522
TOTAL COMMON STOCKS (Cost $2,005,945,957)		2,266,703,957

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	102,028,463	102,048,868
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	71,240,224	71,247,348
TOTAL MONEY MARKET FUNDS (Cost $173,296,216)			173,296,216

TOTAL INVESTMENT IN SECURITIES - 105.3% (Cost $2,179,242,173)	2,440,000,173
NET OTHER ASSETS (LIABILITIES) - (5.3)%	(122,933,724)
NET ASSETS - 100.0%	2,317,066,449

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $19,342,079.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	93,271,874	183,044,613	174,267,619	938,055	-	-	102,048,868	102,028,463	0.2%
Fidelity Securities Lending Cash Central Fund	60,632,698	95,474,959	84,860,309	17,363	-	-	71,247,348	71,240,224	0.3%
Total	153,904,572	278,519,572	259,127,928	955,418	-	-	173,296,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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